Related Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Plan investments include a Separate Account managed by Fidelity and shares of common stock of the Corporation. Transactions with Fidelity, as the trustee and recordkeeper and the Corporation as the Plan Sponsor and Plan Administrator, qualify as party-in-interest transactions. Certain internal and external administrative costs are reimbursed by the Plan to Chevron. In 2025, $358,277 was reimbursed.

As of December 31, 2025 and 2024, the Plan held 31,097,309 and 33,193,767 shares Chevron Corporation common stock, respectively, with a fair value of $4,739,578,577 and $4,807,815,608, respectively. In 2025, $217,223,544 in dividends of Chevron common stock were paid to participants.